Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		$ 284,724	$ 275,814
Loans		717,575	660,992
Derivatives		95,541	113,488
Other assets		61,883	58,921
Derivatives		91,439	109,927
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	[1]	12	138
Derivatives	[1]	17	60
Assets	[1]	29	198
Derivatives	[1]	93	38
Liabilities	[1]	93	38
Maximum exposure to loss	[2]	40,893	42,863
Total assets of unconsolidated structured entities	[1]	40,074	41,964
Structured Finance [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		4,569	2,670
Other assets		27	46
Assets		4,596	2,716
Maximum exposure to loss	[2]	8,361	6,522
Total assets of unconsolidated structured entities		19,881	18,200
Non RBC Managed Investment Funds [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		3,047	2,297
Assets		3,047	2,297
Maximum exposure to loss	[2]	3,651	2,557
Total assets of unconsolidated structured entities		506,699	462,947
Third-party Securitization Vehicles [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		6,855	5,628
Assets		6,855	5,628
Maximum exposure to loss	[2]	12,214	10,389
Total assets of unconsolidated structured entities		80,458	87,631
Other [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		537	422
Loans		1,453	931
Derivatives		108	84
Other assets		363	261
Assets		2,461	1,698
Maximum exposure to loss	[2]	4,057	2,108
Total assets of unconsolidated structured entities		392,348	286,200
Unconsolidated Structured Entities [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		3,596	2,857
Loans		12,877	9,229
Derivatives		125	144
Other assets		390	307
Assets		16,988	12,537
Derivatives		93	38
Liabilities		93	38
Maximum exposure to loss	[2]	69,176	64,439
Total assets of unconsolidated structured entities		$ 1,039,460	$ 896,942

[1]	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $25 billion as at October 31, 2021 (October 31, 2020 – $23 billion).
[2]	The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss of the multi-seller conduits is higher than the on-balance sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 23.